GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL
Schedule of changes in carrying amount of goodwill

	As of December 31,
	2019	2020
Costs:
Beginning balance	25,096	53,024
Addition	28,340	210
Foreign currency adjustment	(412)	1,704
Ending balance	53,024	54,938
Goodwill impairment loss	(337)	(8,791)
Goodwill, net	52,687	46,147